RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 010 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 2,395,545,016	$ 2,051,994,449
Dividends received	772,428
Common stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 110,927,387	$ 81,113,550